Condensed Consolidating Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of Condensed Consolidating Balance Sheets

Condensed Consolidating Balance Sheet

September 30, 2013

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	$—	$—	$69,186.8	$(15.4)	$69,171.4
Fixed maturities, at fair value using the fair value option	—	—	2,910.2	—	2,910.2
Equity securities, available-for-sale, at fair value	71.2	7.0	201.4	—	279.6
Short-term investments	—	—	2,547.3	—	2,547.3
Mortgage loans on real estate, net of valuation allowance	—	—	9,015.6	—	9,015.6
Policy loans	—	—	2,147.5	—	2,147.5
Limited partnerships/corporations	—	—	390.0	—	390.0
Derivatives	112.3	—	1,142.0	(166.9)	1,087.4
Investments in subsidiaries	14,646.8	12,615.9	—	(27,262.7)	—
Other investments	—	0.4	145.3	—	145.7
Securities pledged	—	—	1,312.6	—	1,312.6

Total investments	14,830.3	12,623.3	88,998.7	(27,445.0)	89,007.3
Cash and cash equivalents	464.3	0.6	1,251.7	—	1,716.6
Short-term investments under securities loan agreements, including collateral delivered	—	—	482.4	—	482.4
Accrued investment income	—	—	913.2	—	913.2
Reinsurance recoverable	—	—	6,755.6	—	6,755.6
Deferred policy acquisition costs and Value of business acquired	—	—	5,265.0	—	5,265.0
Sales inducements to contract holders	—	—	278.9	—	278.9
Goodwill and other intangible assets	—	—	323.4	—	323.4
Loans to subsidiaries and affiliates	349.2	0.1	0.6	(349.9)	—
Due from subsidiaries and affiliates	13.4	0.3	3.2	(16.9)	—
Other assets	52.7	—	1,086.9	(1.9)	1,137.7
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,912.3	—	2,912.3
Cash and cash equivalents	—	—	313.4	—	313.4
Corporate loans, at fair value using the fair value option	—	—	4,670.9	—	4,670.9
Other assets	—	—	27.9	—	27.9
Assets held in separate accounts	—	—	103,853.6	—	103,853.6

Total assets	$15,709.9	$12,624.3	$217,137.7	$(27,813.7)	$217,658.2

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholders’ Equity:
Future policy benefits	$—	$—	$14,477.5	$—	$14,477.5
Contract owner account balances	—	—	70,410.4	—	70,410.4
Payables under securities loan agreement, including collateral held	—	—	576.7	—	576.7
Short-term debt	—	253.3	95.9	(349.2)	—
Long-term debt	2,996.6	514.5	18.8	(15.4)	3,514.5
Funds held under reinsurance agreements	—	—	1,212.1	—	1,212.1
Derivatives	66.6	—	1,322.6	(166.9)	1,222.3
Pension and other post-employment provisions	—	—	876.1	—	876.1
Current income taxes	(10.7)	14.8	48.8	—	52.9
Deferred income taxes	(176.8)	—	236.5	—	59.7
Due to subsidiaries and affiliates	2.0	1.2	13.7	(16.9)	—
Other liabilities	62.2	5.5	1,322.8	(2.6)	1,387.9
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	4,627.1	—	4,627.1
Other liabilities	—	—	522.9	—	522.9
Liabilities related to separate accounts	—	—	103,853.6	—	103,853.6

Total liabilities	2,939.9	789.3	199,615.5	(551.0)	202,793.7

Shareholders’ equity:
Total ING U.S., Inc. shareholders’ equity	12,770.0	11,835.0	15,427.7	(27,262.7)	12,770.0
Noncontrolling interest	—	—	2,094.5	—	2,094.5

Total shareholders’ equity	12,770.0	11,835.0	17,522.2	(27,262.7)	14,864.5

Total liabilities and shareholders’ equity	$15,709.9	$12,624.3	$217,137.7	$(27,813.7)	$217,658.2

Condensed Consolidating Balance Sheet

December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	$—	$—	$70,925.7	$(15.4)	$70,910.3
Fixed maturities, at fair value using the fair value option	—	—	2,771.3	—	2,771.3
Equity securities, available-for-sale, at fair value	63.9	20.1	256.1	—	340.1
Short-term investments	—	—	5,991.2	—	5,991.2
Mortgage loans on real estate, net of valuation allowance	—	—	8,662.3	—	8,662.3
Policy loans	—	—	2,200.3	—	2,200.3
Limited partnerships/corporations	—	—	465.1	—	465.1
Derivatives	117.7	—	2,410.5	(153.7)	2,374.5
Investments in subsidiaries	15,715.1	14,044.3	—	(29,759.4)	—
Other investments	—	0.4	166.6	—	167.0
Securities pledged	—	—	1,605.5	—	1,605.5

Total investments	15,896.7	14,064.8	95,454.6	(29,928.5)	95,487.6
Cash and cash equivalents	357.5	0.4	1,428.9	—	1,786.8
Short-term investments under securities loan agreements, including collateral delivered	—	—	664.0	—	664.0
Accrued investment income	—	—	863.5	—	863.5
Reinsurance recoverable	—	—	7,379.3	—	7,379.3
Deferred policy acquisition costs and Value of business acquired	—	—	3,656.3	—	3,656.3
Sales inducements to contract holders	—	—	212.7	—	212.7
Goodwill and other intangible assets	—	—	348.5	—	348.5
Loans to subsidiaries and affiliates	77.0	58.0	261.4	(396.4)	—
Due from subsidiaries and affiliates	16.5	1.5	24.6	(42.6)	—
Other assets	35.8	—	1,326.7	—	1,362.5
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,931.2	—	2,931.2
Cash and cash equivalents	—	—	440.8	—	440.8
Corporate loans, at fair value using the fair value option	—	—	3,559.3	—	3,559.3
Other assets	—	—	34.3	—	34.3
Assets held in separate accounts	—	—	97,667.4	—	97,667.4

Total assets	$16,383.5	$14,124.7	$216,253.5	$(30,367.5)	$216,394.2

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder’s Equity:
Future policy benefits	$—	$—	$15,493.6	$—	$15,493.6
Contract owner account balances	—	—	70,562.1	—	70,562.1
Payables under securities loan agreement, including collateral held	—	—	1,509.8	—	1,509.8
Short-term debt	886.1	138.3	436.3	(396.1)	1,064.6
Long-term debt	1,824.6	1,014.1	347.8	(15.4)	3,171.1
Funds held under reinsurance agreements	—	—	1,236.6	—	1,236.6
Derivatives	59.3	—	2,038.6	(153.7)	1,944.2
Pension and other post-employment provisions	—	—	903.2	—	903.2
Current income taxes	(221.1)	7.2	225.6	—	11.7
Deferred income taxes	(127.4)	0.2	1,169.9	—	1,042.7
Due to subsidiaries and affiliates	23.1	1.5	18.0	(42.6)	—
Other liabilities	64.0	19.0	1,521.5	(0.3)	1,604.2
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	3,829.4	—	3,829.4
Other liabilities	—	—	292.4	—	292.4
Liabilities related to separate accounts	—	—	97,667.4	—	97,667.4

Total liabilities	2,508.6	1,180.3	197,252.2	(608.1)	200,333.0

Shareholders’ equity:
Total ING U.S., Inc. shareholder’s equity	13,874.9	12,944.4	16,815.0	(29,759.4)	13,874.9
Noncontrolling interest	—	—	2,186.3	—	2,186.3

Total shareholder’s equity	13,874.9	12,944.4	19,001.3	(29,759.4)	16,061.2

Total liabilities and shareholder’s equity	$16,383.5	$14,124.7	$216,253.5	$(30,367.5)	$216,394.2

Condensed Consolidating Balance Sheet

December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	$—	$—	$70,925.7	$(15.4)	$70,910.3
Fixed maturities, at fair value using the fair value option	—	—	2,771.3	—	2,771.3
Equity securities, available-for-sale, at fair value	63.9	20.1	256.1	—	340.1
Short-term investments	—	—	5,991.2	—	5,991.2
Mortgage loans on real estate, net of valuation allowance	—	—	8,662.3	—	8,662.3
Policy loans	—	—	2,200.3	—	2,200.3
Limited partnerships/corporations	—	—	465.1	—	465.1
Derivatives	117.7	—	2,410.5	(153.7)	2,374.5
Investments in subsidiaries	15,715.1	14,044.3	—	(29,759.4)	—
Other investments	—	0.4	166.6	—	167.0
Securities pledged	—	—	1,605.5	—	1,605.5

Total investments	15,896.7	14,064.8	95,454.6	(29,928.5)	95,487.6
Cash and cash equivalents	357.5	0.4	1,428.9	—	1,786.8
Short-term investments under securities loan agreements, including collateral delivered	—	—	664.0	—	664.0
Accrued investment income	—	—	863.5	—	863.5
Reinsurance recoverable	—	—	7,379.3	—	7,379.3
Deferred policy acquisition costs, Value of business acquired	—	—	3,656.3	—	3,656.3
Sales inducements to contract holders	—	—	212.7	—	212.7
Goodwill and other intangible assets	—	—	348.5	—	348.5
Loans to subsidiaries and affiliates	77.0	58.0	261.4	(396.4)	—
Due from subsidiaries and affiliates	16.5	1.5	24.6	(42.6)	—
Other assets	35.8	—	1,326.7	—	1,362.5
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,931.2	—	2,931.2
Cash and cash equivalents	—	—	440.8	—	440.8
Corporate loans, at fair value using the fair value option	—	—	3,559.3	—	3,559.3
Other assets	—	—	34.3	—	34.3
Assets held in separate accounts	—	—	97,667.4	—	97,667.4

Total assets	$16,383.5	$14,124.7	$216,253.5	$(30,367.5)	$216,394.2

Condensed Consolidating Balance Sheet (Continued)

December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder’s Equity:
Future policy benefits	$—	$—	$15,493.6	$—	$15,493.6
Contract owner account balances	—	—	70,562.1	—	70,562.1
Payables under securities loan agreement, including collateral held	—	—	1,509.8	—	1,509.8
Short-term debt	886.1	138.3	436.3	(396.1)	1,064.6
Long-term debt	1,824.6	1,014.1	347.8	(15.4)	3,171.1
Funds held under reinsurance agreements	—	—	1,236.6	—	1,236.6
Derivatives	59.3	—	2,038.6	(153.7)	1,944.2
Pension and other post-employment provisions	—	—	903.2	—	903.2
Current income taxes	(221.1)	7.2	225.6	—	11.7
Deferred income taxes	(127.4)	0.2	1,169.9	—	1,042.7
Due to subsidiaries and affiliates	23.1	1.5	18.0	(42.6)	—
Other liabilities	64.0	19.0	1,521.5	(0.3)	1,604.2
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	3,829.4	—	3,829.4
Other liabilities	—	—	292.4	—	292.4
Liabilities related to separate accounts	—	—	97,667.4	—	97,667.4

Total liabilities	2,508.6	1,180.3	197,252.2	(608.1)	200,333.0

Shareholder’s equity:
Total ING U.S., Inc. shareholder’s equity	13,874.9	12,944.4	16,815.0	(29,759.4)	13,874.9
Noncontrolling interest	—	—	2,186.3	—	2,186.3

Total shareholder’s equity	13,874.9	12,944.4	19,001.3	(29,759.4)	16,061.2

Total liabilities and shareholder’s equity	$16,383.5	$14,124.7	$216,253.5	$(30,367.5)	$216,394.2

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	$—	$—	$67,421.1	$(15.5)	$67,405.6
Fixed maturities, at fair value using the fair value option	—	—	3,010.3	—	3,010.3
Equity securities, available-for-sale, at fair value	69.4	11.6	272.8	—	353.8
Short-term investments	—	—	3,572.7	—	3,572.7
Mortgage loans on real estate, net of valuation allowance	—	—	8,691.1	—	8,691.1
Loan - Dutch State obligation	—	—	1,792.7	—	1,792.7
Policy loans	—	—	2,263.9	—	2,263.9
Limited partnerships/corporations	—	—	599.6	—	599.6
Derivatives	137.1	—	2,701.8	(178.0)	2,660.9
Investments in subsidiaries	14,867.0	13,421.5	—	(28,288.5)	—
Other investments	—	1.7	213.4	—	215.1
Securities pledged	—	—	2,253.5	—	2,253.5

Total investments	15,073.5	13,434.8	92,792.9	(28,482.0)	92,819.2
Cash and cash equivalents	1.3	0.6	636.1	—	638.0
Short-term investments under securities loan agreements, including collateral delivered	—	—	1,075.9	—	1,075.9
Accrued investment income	—	—	881.7	—	881.7
Reinsurance recoverable	—	—	7,723.4	—	7,723.4
Deferred policy acquisition costs, Value of business acquired	—	—	4,352.3	—	4,352.3
Sales inducements to contract holders	—	—	307.3	—	307.3
Current income taxes	(214.0)	(25.3)	265.3	—	26.0
Goodwill and other intangible assets	—	—	382.5	—	382.5
Loans to subsidiaries and affiliates	179.4	24.5	2,332.4	(2,536.3)	—
Due from subsidiaries and affiliates	6.3	0.1	16.5	(22.9)	—
Other assets	55.7	6.8	1,413.8	—	1,476.3
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,860.3	—	2,860.3
Cash and cash equivalents	—	—	137.0	—	137.0
Corporate loans, at fair value using the fair value option	—	—	2,162.9	—	2,162.9
Other assets	—	—	15.5	—	15.5
Assets held in separate accounts	—	—	88,714.5	—	88,714.5

Total assets	$15,102.2	$13,441.5	$206,070.3	$(31,041.2)	$203,572.8

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder’s Equity:
Future policy benefits	$—	$—	$15,626.7	$—	$15,626.7
Contract owner account balances	—	—	72,731.7	—	72,731.7
Payables under securities loan agreement, including collateral held	—	—	1,781.8	—	1,781.8
Short-term debt	2,911.0	500.0	179.5	(2,535.9)	1,054.6
Long-term debt	—	651.3	707.3	(15.5)	1,343.1
Funds held under reinsurance agreements	—	—	1,307.6	—	1,307.6
Derivatives	71.5	—	2,062.3	(178.0)	1,955.8
Pension and other post-employment provisions	—	—	797.7	—	797.7
Deferred income taxes	(263.0)	—	776.0	—	513.0
Due to subsidiaries and affiliates	16.2	0.3	6.4	(22.9)	—
Other liabilities	12.6	17.6	1,533.8	(0.4)	1,563.6
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	2,057.1	—	2,057.1
Other liabilities	—	—	199.5	—	199.5
Liabilities related to separate accounts	—	—	88,714.5	—	88,714.5

Total liabilities	2,748.3	1,169.2	188,481.9	(2,752.7)	189,646.7

Shareholder’s equity:
Total ING U.S., Inc. shareholder’s equity	12,353.9	12,272.3	16,016.2	(28,288.5)	12,353.9
Noncontrolling interest	—	—	1,572.2	—	1,572.2

Total shareholder’s equity	12,353.9	12,272.3	17,588.4	(28,288.5)	13,926.1

Total liabilities and shareholder’s equity	$15,102.2	$13,441.5	$206,070.3	$(31,041.2)	$203,572.8

Schedule of Condensed Consolidating Statement of Operations

Condensed Consolidating Statement of Operations

For the Nine Months Ended September 30, 2013

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	$30.9	$0.1	$3,504.0	$(2.5)	$3,532.5
Fee income	—	—	2,722.4	—	2,722.4
Premiums	—	—	1,440.9	—	1,440.9
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(26.9)	—	(26.9)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(4.3)	—	(4.3)

Net other-than-temporary impairments recognized in earnings	—	—	(22.6)	—	(22.6)
Other net realized capital gains (losses)	—	—	(1,935.2)	—	(1,935.2)

Total net realized capital gains (losses)	—	—	(1,957.8)	—	(1,957.8)
Other revenue	3.4	1.7	323.9	(7.7)	321.3
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	346.3	—	346.3
Changes in fair value related to collateralized loan obligations	—	—	(11.1)	—	(11.1)

Total revenues	34.3	1.8	6,368.6	(10.2)	6,394.5

Benefits and expenses:
Policyholder benefits	—	—	1,822.2	—	1,822.2
Interest credited to contract owner account balance	—	—	1,556.8	—	1,556.8
Operating expenses	11.8	—	2,288.0	(7.7)	2,292.1
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	319.6	—	319.6
Interest expense	92.0	42.3	4.8	(2.5)	136.6
Operating expenses related to consolidated investment entities:
Interest expense	—	—	130.6	—	130.6
Other expense	—	—	6.1	—	6.1

Total benefits and expenses	103.8	42.3	6,128.1	(10.2)	6,264.0

Income (loss) before income taxes	(69.5)	(40.5)	240.5	—	130.5
Income tax expense (benefit)	(93.1)	(14.9)	101.6	—	(6.4)

Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	23.6	(25.6)	138.9	—	136.9
Equity in earnings (losses) of subsidiaries, net of tax	28.8	648.7	—	(677.5)	—

Net income (loss) including noncontrolling interest	52.4	623.1	138.9	(677.5)	136.9
Less: Net income (loss) attributable to noncontrolling interest	—	—	84.5	—	84.5

Net income (loss) available to ING U.S., Inc.’s common shareholders	$52.4	$623.1	$54.4	$(677.5)	$52.4

Condensed Consolidating Statement of Operations

For the Nine Months Ended September 30, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	$2.1	$0.3	$3,644.0	$(3.9)	$3,642.5
Fee income	—	—	2,624.8	—	2,624.8
Premiums	—	—	1,389.9	—	1,389.9
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(30.7)	—	(30.7)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(4.9)	—	(4.9)

Net other-than-temporary impairments recognized in earnings	—	—	(25.8)	—	(25.8)
Other net realized capital gains (losses)	—	—	(870.8)	—	(870.8)

Total net realized capital gains (losses)	—	—	(896.6)	—	(896.6)
Other revenue	9.8	0.7	282.5	(6.3)	286.7
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	435.5	—	435.5
Changes in fair value related to collateralized loan obligations	—	—	(71.3)	—	(71.3)

Total revenues	11.9	1.0	7,408.8	(10.2)	7,411.5

Benefits and expenses:
Policyholder benefits	—	—	1,946.3	—	1,946.3
Interest credited to contract owner account balance	—	—	1,690.0	—	1,690.0
Operating expenses	11.0	1.2	2,325.0	(6.3)	2,330.9
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	539.9	—	539.9
Interest expense	48.6	45.9	18.4	(3.9)	109.0
Operating expenses related to consolidated investment entities:
Interest expense	—	—	74.0	—	74.0
Other expense	—	—	7.3	—	7.3

Total benefits and expenses	59.6	47.1	6,600.9	(10.2)	6,697.4

Income (loss) before income taxes	(47.7)	(46.1)	807.9	—	714.1
Income tax expense (benefit)	24.0	(0.8)	67.1	(94.3)	(4.0)

Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(71.7)	(45.3)	740.8	94.3	718.1
Equity in earnings (losses) of subsidiaries, net of tax	567.4	559.0	—	(1,126.4)	—

Net income (loss) including noncontrolling interest	495.7	513.7	740.8	(1,032.1)	718.1
Less: Net income (loss) attributable to noncontrolling interest	—	—	222.4	—	222.4

Net income (loss) available to ING U.S., Inc.’s common shareholder	$495.7	$513.7	$518.4	$(1,032.1)	$495.7

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	$2.4	$1.9	$4,698.3	$(4.7)	$4,697.9
Fee income	—	—	3,515.4	—	3,515.4
Premiums	—	—	1,861.1	—	1,861.1
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(74.1)	—	(74.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(19.0)	—	(19.0)

Net other-than-temporary impairments recognized in earnings	—	—	(55.1)	—	(55.1)
Other net realized capital gains (losses)	—	—	(1,225.7)	—	(1,225.7)

Total net realized capital gains (losses)	—	—	(1,280.8)	—	(1,280.8)
Other revenue	12.5	0.7	373.7	(8.4)	378.5
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	556.6	—	556.6
Changes in fair value related to collateralized loan obligations	—	—	(113.4)	—	(113.4)

Total revenues	14.9	2.6	9,610.9	(13.1)	9,615.3

Benefits and expenses:
Policyholder benefits	—	—	2,613.5	—	2,613.5
Interest credited to contract owner account balance	—	—	2,248.1	—	2,248.1
Operating expenses	30.5	1.2	3,131.7	(8.4)	3,155.0
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	722.3	—	722.3
Interest expense	74.1	61.4	22.9	(4.7)	153.7
Operating expenses related to consolidated investment entities:
Interest expense	—	—	106.4	—	106.4
Other expense	—	—	10.3	—	10.3

Total benefits and expenses	104.6	62.6	8,855.2	(13.1)	9,009.3

Income (loss) before income taxes	(89.7)	(60.0)	755.7	—	606.0
Income tax expense (benefit)	(349.4)	(1.2)	395.9	(50.5)	(5.2)

Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	259.7	(58.8)	359.8	50.5	611.2
Equity in earnings (losses) of subsidiaries, net of tax	213.3	811.1	—	(1,024.4)	—

Net income (loss) including noncontrolling interest	473.0	752.3	359.8	(973.9)	611.2
Less: Net income (loss) attributable to noncontrolling interest	—	—	138.2	—	138.2

Net income (loss) available to ING U.S., Inc.’s common shareholder	$473.0	$752.3	$221.6	$(973.9)	$473.0

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	$10.9	$1.8	$4,968.5	$(12.4)	$4,968.8
Fee income	—	—	3,603.6	—	3,603.6
Premiums	—	—	1,770.0	—	1,770.0
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(550.6)	—	(550.6)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(47.9)	—	(47.9)

Net other-than-temporary impairments recognized in earnings	—	—	(502.7)	—	(502.7)
Other net realized capital gains (losses)	(42.2)	—	(986.5)	—	(1,028.7)

Total net realized capital gains (losses)	(42.2)	—	(1,489.2)	—	(1,531.4)
Other revenue	19.7	1.1	412.1	(4.7)	428.2
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	528.4	—	528.4
Changes in fair value related to collateralized loan obligations	—	—	(48.8)	—	(48.8)

Total revenues	(11.6)	2.9	9,744.6	(17.1)	9,718.8

Benefits and expenses:
Policyholder benefits	—	—	3,286.5	—	3,286.5
Interest credited to contract owner account balance	—	—	2,452.3	3.2	2,455.5
Operating expenses	11.9	3.2	3,023.6	(7.9)	3,030.8
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	387.0	—	387.0
Interest expense	61.7	56.4	33.6	(12.4)	139.3
Operating expenses related to consolidated investment entities:
Interest expense	—	—	68.4	—	68.4
Other expense	—	—	73.5	—	73.5

Total benefits and expenses	73.6	59.6	9,324.9	(17.1)	9,441.0

Income (loss) before income taxes	(85.2)	(56.7)	419.7	—	277.8
Income tax expense (benefit)	363.0	(17.1)	(354.0)	183.1	175.0

Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(448.2)	(39.6)	773.7	(183.1)	102.8
Equity in earnings (losses) of subsidiaries, net of tax	360.1	481.9	—	(842.0)	—

Net income (loss) including noncontrolling interest	(88.1)	442.3	773.7	(1,025.1)	102.8
Less: Net income (loss) attributable to noncontrolling interest	—	—	190.9	—	190.9

Net income (loss) available to ING U.S., Inc.’s common shareholder	$(88.1)	$442.3	$582.8	$(1,025.1)	$(88.1)

Condensed Consolidating Statement of Operations

For the Year Ended December 31, 2010

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	$19.7	$2.3	$4,990.2	$(25.2)	$4,987.0
Fee income	—	—	3,516.5	—	3,516.5
Premiums	—	—	1,707.5	—	1,707.5
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(1,383.4)	—	(1,383.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(492.6)	—	(492.6)

Net other-than-temporary impairments recognized in earnings	—	—	(890.8)	—	(890.8)
Other net realized capital gains (losses)	(155.8)	—	(631.4)	—	(787.2)

Total net realized capital gains (losses)	(155.8)	—	(1,522.2)	—	(1,678.0)
Other revenue	19.2	1.3	531.9	(5.4)	547.0
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	316.0	—	316.0
Changes in fair value related to collateralized loan obligations	—	—	(121.8)	—	(121.8)

Total revenues	(116.9)	3.6	9,418.1	(30.6)	9,274.2

Benefits and expenses:
Policyholder benefits	—	—	2,466.7	—	2,466.7
Interest credited to contract owner account balance	—	—	2,560.6	—	2,560.6
Operating expenses	11.9	15.8	3,011.2	(5.4)	3,033.5
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	746.6	—	746.6
Interest expense	249.0	62.2	46.5	(25.2)	332.5
Operating expenses related to consolidated investment entities:
Interest expense	—	—	49.8	—	49.8
Other expense	—	—	46.7	—	46.7

Total benefits and expenses	260.9	78.0	8,928.1	(30.6)	9,236.4

Income (loss) before income taxes	(377.8)	(74.4)	490.0	—	37.8
Income tax expense (benefit)	151.0	(1.3)	125.8	(104.5)	171.0

Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(528.8)	(73.1)	364.2	104.5	(133.2)
Equity in earnings (losses) of subsidiaries, net of tax	405.9	626.9	—	(1,032.8)	—

Net income (loss) including noncontrolling interest	(122.9)	553.8	364.2	(928.3)	(133.2)
Less: Net income (loss) attributable to noncontrolling interest	—	—	(10.3)	—	(10.3)

Net income (loss) available to ING U.S., Inc.’s common shareholder	$(122.9)	$553.8	$374.5	$(928.3)	$(122.9)

Schedule of Condensed Consolidating Statement of Comprehensive Income

Condensed Consolidating Statement of Comprehensive Income

For the Nine Months Ended September 30, 2013

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	$52.4	$623.1	$138.9	$(677.5)	$136.9
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(2,733.4)	(1,750.6)	(2,734.1)	4,484.7	(2,733.4)
Other-than-temporary impairments	44.8	25.2	44.8	(70.0)	44.8
Pension and other post-employment benefit liability	(10.3)	(2.4)	(10.3)	12.7	(10.3)

Other comprehensive income (loss), before tax	(2,698.9)	(1,727.8)	(2,699.6)	4,427.4	(2,698.9)
Income tax expense (benefit) related to items of other comprehensive income (loss)	(938.2)	(711.7)	(938.0)	1,649.7	(938.2)

Other comprehensive income (loss), after tax	(1,760.7)	(1,016.1)	(1,761.6)	2,777.7	(1,760.7)

Comprehensive income (loss)	(1,708.3)	(393.0)	(1,622.7)	2,100.2	(1,623.8)
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	84.5	—	84.5

Comprehensive income (loss) attributable to ING U.S., Inc.’s common shareholders	$(1,708.3)	$(393.0)	$(1,707.2)	$2,100.2	$(1,708.3)

Condensed Consolidating Statement of Comprehensive Income

For the Nine Months Ended September 30, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	$495.7	$513.7	$740.8	$(1,032.1)	$718.1
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	1,643.4	1,256.3	1,641.2	(2,897.5)	1,643.4
Other-than-temporary impairments	50.2	31.4	50.2	(81.6)	50.2
Pension and other post-employment benefit liability	(11.0)	(2.4)	(11.0)	13.4	(11.0)

Other comprehensive income (loss), before tax	1,682.6	1,285.3	1,680.4	(2,965.7)	1,682.6
Income tax expense (benefit) related to items of other comprehensive income (loss)	576.1	424.9	498.9	(923.8)	576.1

Other comprehensive income (loss), after tax	1,106.5	860.4	1,181.5	(2,041.9)	1,106.5

Comprehensive income (loss)	1,602.2	1,374.1	1,922.3	(3,074.0)	1,824.6
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	222.4	—	222.4

Comprehensive income (loss) attributable to ING U.S., Inc.’s common shareholder	$1,602.2	$1,374.1	$1,699.9	$(3,074.0)	$1,602.2

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	$473.0	$752.3	$359.8	$(973.9)	$611.2
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	1,659.1	1,281.7	1,655.9	(2,937.6)	1,659.1
Other-than-temporary impairments	52.2	30.4	52.2	(82.6)	52.2
Pension and other post-employment benefit liability	(21.4)	(3.2)	(21.4)	24.6	(21.4)

Other comprehensive income (loss), before tax	1,689.9	1,308.9	1,686.7	(2,995.6)	1,689.9
Income tax (benefit) expense related to items of other comprehensive income (loss)	574.2	411.9	555.3	(967.2)	574.2

Other comprehensive income (loss), after tax	1,115.7	897.0	1,131.4	(2,028.4)	1,115.7

Comprehensive income (loss)	1,588.7	1,649.3	1,491.2	(3,002.3)	1,726.9
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	138.2	—	138.2

Comprehensive income (loss) attributable to ING U.S., Inc.’s common shareholder	$1,588.7	$1,649.3	$1,353.0	$(3,002.3)	$1,588.7

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	$(88.1)	$442.3	$773.7	$(1,025.1)	$102.8
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	1,655.4	901.5	1,658.7	(2,560.2)	1,655.4
Other-than-temporary impairments	165.4	68.2	165.3	(233.5)	165.4
Pension and other post-employment benefit liability	78.9	6.9	78.9	(85.8)	78.9

Other comprehensive income (loss), before tax	1,899.7	976.6	1,902.9	(2,879.5)	1,899.7
Income tax (benefit) expense related to items of other comprehensive income (loss)	278.0	215.7	455.8	(671.5)	278.0

Other comprehensive income (loss), after tax	1,621.7	760.9	1,447.1	(2,208.0)	1,621.7

Comprehensive income (loss)	1,533.6	1,203.2	2,220.8	(3,233.1)	1,724.5
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	190.9	—	190.9

Comprehensive income (loss) attributable to ING U.S., Inc.’s common shareholder	$1,533.6	$1,203.2	$2,029.9	$(3,233.1)	$1,533.6

Condensed Consolidating Statement of Comprehensive Income

For the Year Ended December 31, 2010

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	$(122.9)	$553.8	$364.2	$(928.3)	$(133.2)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	3,377.3	1,823.1	3,373.7	(5,196.8)	3,377.3
Other-than-temporary impairments	(44.7)	(26.3)	(44.8)	71.1	(44.7)
Pension and other post-employment benefit liability	(3.9)	(2.7)	(3.9)	6.6	(3.9)

Other comprehensive income (loss), before tax	3,328.7	1,794.1	3,325.0	(5,119.1)	3,328.7
Income tax (benefit) expense related to items of other comprehensive income (loss)	1,012.5	395.8	1,011.3	(1,407.1)	1,012.5

Other comprehensive income (loss), after tax	2,316.2	1,398.3	2,313.7	(3,712.0)	2,316.2

Comprehensive income (loss)	2,193.3	1,952.1	2,677.9	(4,640.3)	2,183.0
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	(10.3)	—	(10.3)

Comprehensive income (loss) attributable to ING U.S., Inc.’s common shareholder	$2,193.3	$1,952.1	$2,688.2	$(4,640.3)	$2,193.3

Schedule of Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

For the Nine Months Ended September 30, 2013

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$162.4	$33.8	$2,807.9	$(62.0)	$2,942.1

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	—	—	11,626.7	—	11,626.7
Equity securities, available-for-sale	9.9	13.7	23.5	—	47.1
Mortgage loans on real estate	—	0.4	1,253.1	—	1,253.5
Limited partnerships/corporations	—	—	274.8	—	274.8
Acquisition of:
Fixed maturities	—	—	(14,281.7)	—	(14,281.7)
Equity securities, available-for-sale	(10.5)	—	(7.4)	—	(17.9)
Mortgage loans on real estate	—	—	(1,583.2)	—	(1,583.2)
Limited partnerships/corporations	—	—	(81.0)	—	(81.0)
Short-term investments, net	—	—	3,443.2	—	3,443.2
Policy loans, net	—	—	52.8	—	52.8
Derivatives, net	—	—	(1,981.6)	—	(1,981.6)
Other investments, net	—	(0.4)	34.7	—	34.3
Sales from consolidated investments entities	—	—	2,518.7	—	2,518.7
Purchase of consolidated investment entities	—	—	(3,352.2)	—	(3,352.2)
Maturity of intercompany loans issued to subsidiaries with maturities more than three months	2.3	—	—	(2.3)	—
Net (issuance) maturity of short-term intercompany loans	(274.5)	58.0	261.1	(44.6)	—
Return of capital contributions from subsidiaries	1,434.0	987.0	—	(2,421.0)	—
Capital contributions to subsidiaries	(2,062.0)	—	—	2,062.0	—
Collateral received (delivered), net	12.7	—	(764.2)	—	(751.5)
Purchases of fixed assets, net	—	—	(25.7)	—	(25.7)

Net cash provided by (used in) investing activities	(888.1)	1,058.7	(2,588.4)	(405.9)	(2,823.7)

Cash Flows from Financing Activities:
Deposits received for investment contracts	—	—	8,985.2	—	8,985.2
Maturities and withdrawals from investment contracts	—	—	(9,648.9)	—	(9,648.9)
Proceeds from issuance of debt with maturities of more than three months	2,146.8	—	0.3	—	2,147.1
Repayment of debt with maturities of more than three months	(1,370.3)	(638.6)	(688.5)	—	(2,697.4)
Short-term debt, net	(171.7)	—	0.1	—	(171.6)
Debt issuance costs	(24.8)	—	—	—	(24.8)
Intercompany loans with maturities of more than three months	—	—	(2.3)	2.3	—
Net (repayments of) proceeds from short-term intercompany loans	(319.1)	253.3	21.2	44.6	—
Dividends to parent	—	—	(62.0)	62.0	—
Return of capital contributions to parent	—	(987.0)	(1,434.0)	2,421.0	—
Contributions of capital from parent	—	280.0	1,782.0	(2,062.0)	—
Borrowings of consolidated investment entities	—	—	32.0	—	32.0
Repayments of debt of consolidated investment entities	—	—	(8.5)	—	(8.5)
Contributions from participants in consolidated investment entities	—	—	626.7	—	626.7
Proceeds from issuance of common stock, net	571.6	—	—	—	571.6

Net cash provided by (used in) financing activities	832.5	(1,092.3)	(396.7)	467.9	(188.6)

Net increase (decrease) in cash and cash equivalents	106.8	0.2	(177.2)	—	(70.2)
Cash and cash equivalents, beginning of period	357.5	0.4	1,428.9	—	1,786.8

Cash and cash equivalents, end of period	$464.3	$0.6	$1,251.7	$—	$1,716.6

Condensed Consolidating Statement of Cash Flows

For the Nine Months Ended September 30, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$(123.3)	$25.4	$2,568.9	$(49.0)	$2,422.0

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	—	—	13,430.6	—	13,430.6
Equity securities, available-for-sale	20.8	10.4	26.4	—	57.6
Mortgage loans on real estate	—	1.1	1,257.0	—	1,258.1
Loan – Dutch State obligation	—	—	284.0	—	284.0
Limited partnerships/corporations	—	—	318.0	—	318.0
Acquisition of:
Fixed maturities	—	—	(13,636.4)	—	(13,636.4)
Equity securities, available-for-sale	(10.4)	—	(7.0)	—	(17.4)
Mortgage loans on real estate	—	—	(1,248.9)	—	(1,248.9)
Limited partnerships/corporations	—	—	(44.5)	—	(44.5)
Short-term investments, net	—	—	(63.5)	—	(63.5)
Policy loans, net	—	—	51.0	—	51.0
Derivatives, net	—	—	(1,458.8)	—	(1,458.8)
Other investments, net	—	—	4.6	—	4.6
Sales from consolidated investments entities	—	—	1,222.2	—	1,222.2
Purchase of consolidated investment entities	—	—	(1,528.1)	—	(1,528.1)
Net maturity (issuance) of short-term intercompany loans	22.5	(23.7)	2,168.0	(2,166.8)	—
Return of capital contributions from subsidiaries	813.0	720.0	—	(1,533.0)	—
Capital contributions to subsidiaries	(400.0)	—	—	400.0	—
Collateral received (delivered), net	7.2	—	174.3	—	181.5
Purchases of fixed assets, net	—	—	(18.8)	—	(18.8)

Net cash provided by (used in) investing activities	453.1	707.8	930.1	(3,299.8)	(1,208.8)

Cash Flows from Financing Activities:
Deposits received for investment contracts	—	—	12,910.8	—	12,910.8
Maturities and withdrawals from investment contracts	—	—	(15,278.5)	—	(15,278.5)
Proceeds from issuance of debt with maturities of more than three months	2,910.4	—	1.1	—	2,911.5
Repayment of debt with maturities of more than three months	(649.2)	—	—	—	(649.2)
Short-term debt, net	(242.4)	—	—	—	(242.4)
Debt issuance costs	(30.3)	—	—	—	(30.3)
Net proceeds from (repayments of) short-term intercompany loans	(2,144.3)	—	(22.5)	2,166.8	—
Dividends to parent	—	—	(49.0)	49.0	—
Return of capital contributions to parent	—	(733.0)	(800.0)	1,533.0	—
Contributions of capital from parent	—	—	400.0	(400.0)	—
Borrowings of consolidated investment entities	—	—	54.3	—	54.3
Repayments of debt of consolidated investment entities	—	—	(50.4)	—	(50.4)
Contributions from participants in consolidated investment entities	—	—	601.7	—	601.7

Net cash provided by (used in) financing activities	(155.8)	(733.0)	(2,232.5)	3,348.8	227.5

Net increase (decrease) in cash and cash equivalents	174.0	0.2	1,266.5	—	1,440.7
Cash and cash equivalents, beginning of period	1.3	0.6	636.1	—	638.0

Cash and cash equivalents, end of period	$175.3	$0.8	$1,902.6	$—	$2,078.7

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$59.7	$50.5	$3,264.9	$(93.0)	$3,282.1

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$—	$—	$17,015.2	$—	$17,015.2
Equity securities, available-for-sale	27.2	12.0	27.6	—	66.8
Mortgage loans on real estate	—	—	1,991.8	—	1,991.8
Loan—Dutch State obligation	—	—	1,781.9	—	1,781.9
Limited partnerships/corporations	—	—	895.9	—	895.9
Acquisition of:
Fixed maturities	—	—	(17,292.3)	—	(17,292.3)
Equity securities, available-for-sale	(14.0)	(17.5)	(10.3)	—	(41.8)
Mortgage loans on real estate	—	—	(1,969.0)	—	(1,969.0)
Limited partnerships/corporations	—	—	(178.9)	—	(178.9)
Short-term investments, net	—	—	(2,397.4)	—	(2,397.4)
Policy loans, net	—	—	63.6	—	63.6
Derivatives, net	—	—	(1,395.8)	—	(1,395.8)
Other investments, net	—	1.3	42.1	—	43.4
Sales from consolidated investment entities	—	—	1,781.7	—	1,781.7
Purchase of consolidated investment entities	—	—	(2,851.6)	—	(2,851.6)
Net maturity of short-term intercompany loans	102.3	(33.5)	2,070.8	(2,139.6)	—
Return of capital contributions from subsidiaries	813.0	720.0	—	(1,533.0)	—
Capital contributions to subsidiaries	(400.0)	—	—	400.0	—
Collateral received (delivered), net	7.2	—	132.7	—	139.9
Purchases of fixed assets, net	—	—	(29.3)	—	(29.3)

Net cash provided by (used in) investing activities	535.7	682.3	(321.3)	(3,272.6)	(2,375.9)

Cash Flows from Financing Activities:
Deposits received for investment contracts	$—	$—	$16,118.8	$—	$16,118.8
Maturities and withdrawals from investment contracts	—	—	(19,033.4)	—	(19,033.4)
Proceeds from issuance of debt with maturities of more than three months	3,048.5	—	1.1	—	3,049.6
Repayment of debt with maturities of more than three months	(902.5)	—	—	—	(902.5)
Short-term debt	(309.1)	—	—	—	(309.1)
Debt issuance costs	(38.8)	—	—	—	(38.8)
Net (repayments of) proceeds from short-term intercompany loans	(2,037.3)	—	(102.3)	2,139.6	—
Dividends to parent	—	—	(93.0)	93.0	—
Return of capital contributions to parent	—	(733.0)	(800.0)	1,533.0	—
Contributions of capital from parent	—	—	400.0	(400.0)	—
Borrowings of consolidated investment entities	—	—	152.6	—	152.6
Repayments of debt of consolidated investment entities	—	—	(56.6)	—	(56.6)
Contributions from (distributions to) participants in consolidated investment entities	—	—	1,262.0	—	1,262.0

Net cash provided by (used in) financing activities	(239.2)	(733.0)	(2,150.8)	3,365.6	242.6

Net increase (decrease) in cash and cash equivalents	356.2	(0.2)	792.8	—	1,148.8
Cash and cash equivalents, beginning of year	1.3	0.6	636.1	—	638.0

Cash and cash equivalents, end of year	$357.5	$0.4	$1,428.9	$—	$1,786.8

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$134.4	$48.7	$4,273.9	$(100.0)	$4,357.0

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$—	$—	$17,312.4	$—	$17,312.4
Equity securities, available-for-sale	21.2	15.7	170.0	—	206.9
Mortgage loans on real estate	—	—	1,542.5	—	1,542.5
Loan - Dutch State obligation	—	—	505.6	—	505.6
Limited partnerships/corporations	—	—	121.3	—	121.3
Acquisition of:
Fixed maturities	—	—	(18,598.9)	—	(18,598.9)
Equity securities, available-for-sale	(12.5)	(17.2)	(23.0)	—	(52.7)
Mortgage loans on real estate	—	—	(2,057.9)	—	(2,057.9)
Limited partnerships/corporations	—	—	(156.4)	—	(156.4)
Short-term investments, net	—	—	(763.2)	—	(763.2)
Policy loans, net	—	—	127.9	—	127.9
Derivatives, net	(410.4)	—	(806.3)	—	(1,216.7)
Other investments, net	—	1.0	(9.4)	—	(8.4)
Sales from consolidated investment entities	—	—	2,422.8	—	2,422.8
Purchase of consolidated investment entities	—	—	(3,044.6)	—	(3,044.6)
Maturity of intercompany loans with maturities more than three months	13.9	500.0	—	(513.9)	—
Net maturity of short-term intercompany loans	856.3	425.4	(384.6)	(897.1)	—
Return of capital contributions from subsidiaries	200.0	9.6	—	(209.6)	—
Capital contributions to subsidiaries	(377.0)	(347.0)	—	724.0	—
Collateral received (delivered), net	(2.5)	—	759.2	—	756.7
Purchases of fixed assets, net	—	—	(32.9)	—	(32.9)
Other, net	—	—	(16.1)	—	(16.1)

Net cash provided by (used in) investing activities	289.0	587.5	(2,931.6)	(896.6)	(2,951.7)

Cash Flows from Financing Activities:
Deposits received for investment contracts	$—	$—	$16,571.1	$—	$16,571.1
Maturities and withdrawals from investment contracts	—	—	(17,246.6)	500.0	(16,746.6)
Proceeds from issuance of debt with maturities of more than three months	548.5	—	58.0	—	606.5
Repayment of debt with maturities of more than three months	(573.8)	—	—	—	(573.8)
Short-term debt	(359.0)	—	(1,546.0)	—	(1,905.0)
Intercompany loans with maturities of more than three months	—	—	(13.9)	13.9	—
Net (repayments of) proceeds from short-term intercompany loans	(40.8)	(983.1)	126.8	897.1	—
Dividends to parent	—	—	(100.0)	100.0	—
Return of capital contributions to parent	—	—	(209.6)	209.6	—
Contributions of capital from parent	—	347.0	377.0	(724.0)	—
Borrowings of consolidated investment entities	—	—	138.9	—	138.9
Repayments of debt of consolidated investment entities	—	—	(121.4)	—	(121.4)
Contributions from (distributions to) participants in consolidated investment entities	—	—	647.7	—	647.7

Net cash provided by (used in) financing activities	(425.1)	(636.1)	(1,318.0)	996.6	(1,382.6)

Net increase (decrease) in cash and cash equivalents	(1.7)	0.1	24.3	—	22.7
Cash and cash equivalents, beginning of year	3.0	0.5	611.8	—	615.3

Cash and cash equivalents, end of year	$1.3	$0.6	$636.1	$—	$638.0

Condensed Consolidating Statement of Cash Flows

For the Year Ended December 31, 2010

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$511.6	$68.7	$2,069.4	$(100.0)	$2,549.7

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$—	$—	$20,554.6	$—	$20,554.6
Equity securities, available-for-sale	37.0	19.9	402.7	—	459.6
Mortgage loans on real estate	—	—	1,677.7	—	1,677.7
Loan—Dutch State obligation	—	—	519.9	—	519.9
Limited partnerships/corporations	—	—	173.9	—	173.9
Acquisition of:
Fixed maturities	—	—	(24,788.4)	—	(24,788.4)
Equity securities, available-for-sale	(24.0)	(20.9)	(104.1)	—	(149.0)
Mortgage loans on real estate	—	—	(627.2)	—	(627.2)
Limited partnerships/corporations	—	—	(182.0)	—	(182.0)
Short-term investments, net	—	—	2,525.8	—	2,525.8
Policy loans, net	—	—	47.7	—	47.7
Derivatives, net	(198.0)	—	(1,515.7)	—	(1,713.7)
Other investments, net	—	1.5	(35.2)	—	(33.7)
Sales from consolidated investment entities	—	—	1,063.2	—	1,063.2
Purchase of consolidated investment entities	—	—	(1,095.5)	—	(1,095.5)
Maturity of intercompany loans with maturities more than three months	43.2	—	—	(43.2)	—
Net maturity of short-term intercompany loans to subsidiaries	482.8	(449.9)	465.3	(498.2)	—
Return of capital contributions from subsidiaries	688.1	492.9	—	(1,181.0)	—
Capital contributions to subsidiaries	(1,597.0)	(768.6)	—	2,365.6	—
Collateral received (delivered), net	(75.8)	—	59.7	—	(16.1)
Divestment sale of businesses, net of cash disposed of $57.5	(50.0)	125.0	(57.5)	—	17.5
Purchases of fixed assets, net	—	—	(34.7)	—	(34.7)
Merger of subsidiary into parent	—	450.0	(450.0)	—	—
Other, net	—	—	(55.8)	—	(55.8)

Net cash provided by (used in) investing activities	(693.7)	(150.1)	(1,455.6)	643.2	(1,656.2)

Cash Flows from Financing Activities:
Deposits received for investment contracts	$—	$—	$11,731.3	$—	$11,731.3
Maturities and withdrawals from investment contracts	—	—	(13,207.8)	—	(13,207.8)
Proceeds from issuance of debt with maturities of more than three months	265.1	—	—	—	265.1
Repayment of debt with maturities of more than three months	(319.9)	—	(1,218.3)	—	(1,538.2)
Short-term debt	(121.1)	—	828.8	—	707.7
Intercompany loans with maturities of more than three months	—	—	(43.2)	43.2	—
Net (repayments of) proceeds from short-term intercompany loans	(15.4)	20.8	(503.6)	498.2	—
Dividends to parent	—	—	(100.0)	100.0	—
Return of capital contributions to parent	—	(688.1)	(492.9)	1,181.0	—
Contributions of capital from parent	—	749.0	1,616.6	(2,365.6)	—
Borrowings of consolidated investment entities	—	—	168.3	—	168.3
Repayments of debt of consolidated investment entities	—	—	(40.0)	—	(40.0)
Contributions from (distributions to) participants in consolidated investment entities	—	—	(8.5)	—	(8.5)
Contribution of capital	374.5	—	—	—	374.5

Net cash provided by (used in) financing activities	183.2	81.7	(1,269.3)	(543.2)	(1,547.6)

Net increase (decrease) in cash and cash equivalents	1.1	0.3	(655.5)	—	(654.1)
Cash and cash equivalents, beginning of year	1.9	0.2	1,267.3	—	1,269.4

Cash and cash equivalents, end of year	$3.0	$0.5	$611.8	$—	$615.3

Consolidated investment entities
Schedule of Condensed Consolidating Balance Sheets

The following tables reflect the impact of consolidation of investment entities into the Consolidated Balance Sheets as of December 31, 2012 and 2011, and the Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010:

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
2012
Total investments and cash	$97,925.5	$—	$—	$(84.1)	$(567.0)	$97,274.4
Other assets	14,486.8	—	—	—	—	14,486.8
Assets held in consolidated investment entities	—	3,919.9	2,999.4	—	46.3	6,965.6
Assets held in separate accounts	97,667.4	—	—	—	—	97,667.4

Total assets	$210,079.7	$3,919.9	$2,999.4	$(84.1)	$(520.7)	$216,394.2

Future policy benefits and contract owner account balances	$86,055.7	$—	$—	$—	$—	$86,055.7
Other liabilities	12,488.1	—	—	—	—	12,488.1
Liabilities held in consolidated investment entities	—	3,913.5	292.4	(84.1)	—	4,121.8
Liabilities related to separate accounts	97,667.4	—	—	—	—	97,667.4

Total liabilities	196,211.2	3,913.5	292.4	(84.1)	—	200,333.0

Equity attributable to common shareholders	13,868.5	—	2,707.0	—	(2,707.0)	13,868.5
Retained earnings appropriated for investors in consolidated investment entities	—	6.4	—	—	—	6.4
Equity attributable to noncontrolling interest in consolidated investment entities	—	—	—	—	2,186.3	2,186.3

Total liabilities and equity	$210,079.7	$3,919.9	$2,999.4	$(84.1)	$(520.7)	$216,394.2

(1)	The Before Consolidation column includes the Company’s equity interest in the investment products subsequently consolidated, accounted for as equity method and available-for-sale investments.
(2)

Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment entities, primarily the elimination of the Company’s equity at risk recorded as investments by the Company (before consolidation) against either equity (private equity and real estate partnership funds) or senior and subordinated debt (CLOs) of the funds.

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
2011
Total investments and cash	$94,677.6	$—	$—	$(77.6)	$(1,142.8)	$93,457.2
Other assets	16,225.4	—	—	—	—	16,225.4
Assets held in consolidated investment entities	—	2,261.2	2,914.5	—	—	5,175.7
Assets held in separate accounts	88,714.5	—	—	—	—	88,714.5

Total assets	$199,617.5	$2,261.2	$2,914.5	$(77.6)	$(1,142.8)	$203,572.8

Future policy benefits and contract owner account balances	$88,358.4	$—	$—	$—	$—	$88,358.4
Other liabilities	10,317.2	—	—	—	—	10,317.2
Liabilities held in consolidated investment entities	—	2,134.7	199.5	(77.6)	—	2,256.6
Liabilities related to separate accounts	88,714.5	—	—	—	—	88,714.5

Total liabilities	187,390.1	2,134.7	199.5	(77.6)	—	189,646.7

Equity attributable to common shareholders	12,227.4	—	2,715.0	—	(2,715.0)	12,227.4
Retained earnings appropriated for investors in consolidated investment entities	—	126.5	—	—	—	126.5
Equity attributable to noncontrolling interest in consolidated investment entities	—	—	—	—	1,572.2	1,572.2

Total liabilities and equity	$199,617.5	$2,261.2	$2,914.5	$(77.6)	$(1,142.8)	$203,572.8

(1)	The Before Consolidation column includes the Company’s equity interest in the investment products subsequently consolidated, accounted for as equity method and available-for-sale investments.
(2)

Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment entities, primarily the elimination of the Company’s equity at risk recorded as investments by the Company (before consolidation) against either equity (private equity and real estate partnership funds) or subordinated debt (CLOs) of the funds.

Schedule of Condensed Consolidating Statement of Operations

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
2012
Revenues:
Net investment income	$4,830.0	$0.5	$—	$(20.7)	$(111.9)	$4,697.9
Fee income	3,565.6	—	—	(14.4)	(35.8)	3,515.4
Premiums	1,861.1	—	—	—	—	1,861.1
Net realized capital losses	(1,280.8)	—	—	—	—	(1,280.8)
Other income	384.5	—	—	(6.0)	—	378.5
Income related to consolidated investment entities	—	21.5	415.1	6.6	—	443.2

Total revenues	9,360.4	22.0	415.1	(34.5)	(147.7)	9,615.3
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners	4,861.6	—	—	—	—	4,861.6
Other expense	4,031.0	—	—	—	—	4,031.0
Operating expenses related to consolidated investment entities	—	142.1	44.9	(34.5)	(35.8)	116.7

Total benefits and expenses	8,892.6	142.1	44.9	(34.5)	(35.8)	9,009.3
Income (loss) income before income taxes	467.8	(120.1)	370.2	—	(111.9)	606.0
Income tax expense (benefit)	(5.2)	—	—	—	—	(5.2)

Net income (loss)	473.0	(120.1)	370.2	—	(111.9)	611.2

Less: Net income (loss) attributable to noncontrolling interest	—	(120.1)	—	—	258.3	138.2

Net income (loss) available to ING U.S., Inc.’s common shareholder	$473.0	$—	$370.2	$—	$(370.2)	$473.0

(1)

The Before Consolidation column includes the Company’s equity interest in the investment products accounted for as equity method (private equity and real estate partnership funds) and available-for-sale investments (CLOs). The net income arising from consolidation of CLOs is completely attributable to other investors in these CLOs, as the Company’s share has been eliminated through consolidation.

(2)

Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment products, primarily the elimination of the Company’s management fees expensed by the funds and recorded as operating revenues (before consolidation) by the Company.

	Before Consolidation(1)	CLOs	VOEs	CLOs Adjustments(2)	VOEs Adjustments(2)	Total
2011
Revenues:
Net investment income	$5,104.7	$—	$—	$(11.5)	$(124.4)	$4,968.8
Fee income	3,614.5	—	—	(10.9)	—	3,603.6
Premiums	1,770.0	—	—	—	—	1,770.0
Net realized capital losses	(1,531.4)	—	—	—	—	(1,531.4)
Other income	428.2	—	—	—	—	428.2
Income related to consolidated investment entities	—	41.0	438.6	—	—	479.6

Total revenues	9,386.0	41.0	438.6	(22.4)	(124.4)	9,718.8
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners	5,742.0	—	—	—	—	5,742.0
Other expense	3,557.1	—	—	—	—	3,557.1
Operating expenses related to consolidated investment entities	—	91.7	72.6	(22.4)	—	141.9

Total benefits and expenses	9,299.1	91.7	72.6	(22.4)	—	9,441.0
Income (loss) before income taxes	86.9	(50.7)	366.0	—	(124.4)	277.8
Income tax expense (benefit)	175.0	—	—	—	—	175.0

Net income (loss)	(88.1)	(50.7)	366.0	—	(124.4)	102.8

Less: Net income (loss) attributable to noncontrolling interest	—	(50.7)	—	—	241.6	190.9

Net income (loss) available to ING U.S., Inc.’s common shareholder	$(88.1)	$—	$366.0	$—	$(366.0)	$(88.1)

(1)

The Before Consolidation column includes the Company’s equity interest in the investment products accounted for as equity method (private equity and real estate partnership funds) and available-for-sale investments (CLOs). The net income arising from consolidation of CLOs is completely attributable to other investors in these CLOs, as the Company’s share has been eliminated through consolidation.

(2)

Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment products, primarily the elimination of the Company’s management fees expensed by the funds and recorded as operating revenues (before consolidation) by the Company.

	Before Consolidation(1)	CLOs(2)	VOEs	CLOs Adjustments(3)	VOEs Adjustments(3)	Total
2010
Revenues:
Net investment income	$5,085.0	$—	$—	$(7.3)	$(90.7)	$4,987.0
Fee income	3,526.5	—	—	(10.0)	—	3,516.5
Premiums	1,707.5	—	—	—	—	1,707.5
Net realized capital losses	(1,678.0)	—	—	—	—	(1,678.0)
Other income	547.0	—	—	—	—	547.0
Income related to consolidated investment entities	—	(52.1)	246.3	—	—	194.2

Total revenues	9,188.0	(52.1)	246.3	(17.3)	(90.7)	9,274.2
Benefits and expenses:
Policyholder benefits and Interest credited and other benefits to contract owners	5,027.3	—	—	—	—	5,027.3
Other expense	4,112.6	—	—	—	—	4,112.6
Operating expenses related to consolidated investment entities	—	67.9	45.9	(17.3)	—	96.5

Total benefits and expenses	9,139.9	67.9	45.9	(17.3)	—	9,236.4
Income (loss) income before income taxes	48.1	(120.0)	200.4	—	(90.7)	37.8
Income tax expense (benefit)	171.0	—	—	—	—	171.0

Net income (loss)	(122.9)	(120.0)	200.4	—	(90.7)	(133.2)

Less: Net income (loss) attributable to noncontrolling interest	—	(120.0)	—	—	109.7	(10.3)

Net income (loss) available to ING U.S., Inc.’s common shareholder	$(122.9)	$—	$200.4	$—	$(200.4)	$(122.9)

(1)

The Before Consolidation column includes the Company’s equity interest in the investment products accounted for as equity method (private equity and real estate partnership funds) and available-for-sale investments (CLOs). The net income arising from consolidation of CLOs is completely attributable to other investors in these CLOs, as the Company’s share has been eliminated through consolidation.

(2)

The Company adopted guidance now encompassed in ASC Topic 810 on January 1, 2010, resulting in the consolidation of certain CLOs. In accordance with the standard, prior periods have not been restated to reflect the consolidation of theses CLOs. Prior to January 1, 2010, the Company was not deemed to be the primary beneficiary of these CLOs.

(3)

Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment products, primarily the elimination of the Company’s management fees expensed by the funds and recorded as operating revenues (before consolidation) by the Company.